Investments in equity-accounted associates and joint ventures (Tables)	12 Months Ended
Oct. 31, 2025
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Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures
The following table provides the summarized aggregate financial information related to our proportionate interest in the equity-accounted joint ventures:

$ millions, for the year ended October 31	2025	2024
Net income	$106	$68
OCI	43	113
Total comprehensive income	$149	$181

Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-accounted Associates
The following table provides the summarized aggregate financial information related to our proportionate interest in equity-accounted associates:

$ millions, for the year ended October 31	2025	2024
Net income	$11	$11
OCI	–	–
Total comprehensive income	$11	$11